Secured Investor Certificates - Maturity Schedule Secured Investor Certificates (Details) - USD ($)	6 Months Ended		12 Months Ended							123 Months Ended	126 Months Ended
	Dec. 31, 2018	Jun. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2032	Jun. 30, 2032
Secured Investor Certificate Maturity Schedule		$ 27,463,000							$ 27,924,000
Secured Investor Certificates
Secured Investor Certificate Maturity Schedule	$ 3,539,000		$ 1,928,000	$ 4,062,000	$ 2,333,000	$ 4,116,000	$ 1,461,000	$ 2,803,000		$ 12,686,000	$ 14,140,000
Secured Investor Certificate Maturity Schedule (2)				$ 4,058,000